Group Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operating activities (page 42)	£ 4,034	£ 3,394	£ 10,948
Dividends received from associates	2	2	252
Tax paid	(552)	(1,108)	(2,204)
Net cash generated from operating activities	3,484	2,288	8,996
Cash flows from investing activities
Interest received	27	33	80
Purchases of property, plant and equipment	(106)	(178)	(664)
Proceeds on disposal of property, plant and equipment	13	8	34
Purchases of intangibles	(62)	(56)	(151)
Purchases of investments	(183)	(70)	(191)
Proceeds on disposals of investments	97	118	339
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(3)	(63)	(86)
Net cash used in investing activities	(217)	(208)	(639)
Cash flows from financing activities
Interest paid	(841)	(776)	(1,601)
Interest element of lease liabilities	(14)	(13)	(32)
Capital element of lease liabilities	(76)	(68)	(154)
Proceeds from increases in and new borrowings	5,204	2,917	4,247
Outflows relating to derivative financial instruments	(2)	(80)	(564)
Purchases of own shares held in employee share ownership trusts	(17)	(117)	(117)
Reductions in and repayments of borrowings	(2,811)	(1,480)	(5,640)
Dividends paid to owners of the parent	(2,346)	(2,277)	(4,598)
Capital injection from non-controlling interests	10	13	20
Dividends paid to non-controlling interests	(70)	(88)	(157)
Other	1	1	3
Net cash used in financing activities	(962)	(1,968)	(8,593)
Net cash flows from/(used in) operating, investing and financing activities	2,305	112	(236)
Differences on exchange	9	(54)	(57)
Increase/(decrease) in net cash and cash equivalents in the period	2,314	58	(293)
Net cash and cash equivalents at 1 January	2,035	2,328	2,328
Net cash and cash equivalents at period end	4,349	2,386	2,035
Cash and cash equivalents	4,784	3,308	2,526
Overdrafts and accrued interest	£ (435)	£ (922)	£ (491)